Stockholders’ Equity (Details) - Schedule of assumptions options granted - Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stockholders’ Equity (Details) - Schedule of assumptions options granted [Line Items]
Exercise price (in Dollars per share)		$ 8.55
Expected dividends	0.00%	0.00%
Expected volatility		229.95%
Risk free interest rate		0.25%
Expected life of option		5 years 8 months 1 day
Minimum [Member]
Stockholders’ Equity (Details) - Schedule of assumptions options granted [Line Items]
Exercise price (in Dollars per share)	$ 2.09
Expected volatility	169.78%
Risk free interest rate	0.46%
Expected life of option	5 years
Maximum [Member]
Stockholders’ Equity (Details) - Schedule of assumptions options granted [Line Items]
Exercise price (in Dollars per share)	$ 4.89
Expected volatility	242.98%
Risk free interest rate	1.26%
Expected life of option	7 years